Acquisitions - Summary of Acquisition Activity (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about business combination [abstract]
Businesses acquired	$ 0	$ 121
Less: Cash acquired	0	(1)
Businesses acquired, net of cash	0	120
Contingent consideration payments	3	2
Total	$ 3	$ 122